Revision of Financial Statements - Condensed Consolidated Statement of Income (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended																6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Jun. 30, 2013	Sep. 30, 2013	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Sales	$ 2,188		$ 2,020		$ 2,018		$ 2,188		$ 2,503		$ 2,505		$ 2,250		$ 2,706		$ 4,206	$ 6,226	$ 8,414		$ 9,964		$ 10,441
Costs applicable to sales	1,482		1,078		1,682		1,057										2,739	3,816	5,299	[1]	4,334	[1]	3,973	[1]
Income (loss) before income and mining tax and other items																			(3,606)	[2]	3,114		1,810	[3]
Income and mining tax benefit (expense)																			755		(876)		(747)
Net income (loss)																			(2,795)		2,111		938
Net loss (income) attributable to noncontrolling interests																			261		(309)		(606)
Net income (loss) attributable to Newmont stockholders	(1,187)	[4]	398	[4]	(2,059)	[4]	314	[4]	666	[4]	368	[4]	280	[4]	488	[4]	(1,745)	(1,347)	(2,534)		1,802		332
Income (loss) per common share
Basic	$ (2.38)		$ 0.80		$ (4.14)		$ 0.63		$ 1.34		$ 0.75		$ 0.56		$ 0.99		$ (3.51)	$ (2.71)	$ (5.09)		$ 3.64		$ 0.67
Diluted	$ (2.38)		$ 0.80		$ (4.14)		$ 0.63		$ 1.34		$ 0.74		$ 0.56		$ 0.97		$ (3.51)	$ (2.71)	$ (5.09)		$ 3.61		$ 0.66
As Previously Reported [Member]
Sales	2,169		1,983		1,993		2,177										4,170	6,153	8,322		9,868		10,358
Costs applicable to sales	1,453		1,036		1,653		1,044										2,697	3,733	5,186		4,238		3,890
Income (loss) before income and mining tax and other items																			(3,585)		3,114		1,810
Income and mining tax benefit (expense)																			813		(869)		(713)
Net income (loss)																			(2,716)		2,118		972
Net loss (income) attributable to noncontrolling interests																			254
Net income (loss) attributable to Newmont stockholders	(1,166)		408		(2,019)		315										(1,704)	(1,296)	(2,462)		1,809		366
Income (loss) per common share
Basic	$ (2.33)		$ 0.82		$ (4.06)		$ 0.63										$ (3.43)	$ (2.61)	$ (4.94)		$ 3.65		$ 0.74
Diluted	$ (2.33)		$ 0.82		$ (4.06)		$ 0.63										$ (3.43)	$ (2.61)	$ (4.94)		$ 3.63		$ 0.73
Co-Product Reclassification [Member]
Sales																			92	[5]	96	[5]	83	[5]
Costs applicable to sales																			92	[5]	96	[5]	83	[5]
Revision and Co-product Reclassification [Member]
Sales							11	[6]
Costs applicable to sales							13	[6]											21
Income (loss) before income and mining tax and other items																			(21)
Income and mining tax benefit (expense)																			(58)		(7)		(34)
Net income (loss)																			(79)		(7)		(34)
Net loss (income) attributable to noncontrolling interests																			7
Net income (loss) attributable to Newmont stockholders							$ (1)	[6]											$ (72)		$ (7)		$ (34)
Income (loss) per common share
Basic																			$ (0.15)		$ (0.01)		$ (0.07)
Diluted																			$ (0.15)		$ (0.02)		$ (0.07)

[1]	Excludes Amortization and Reclamation and remediation.
[2]	Includes write-downs of property plant and mine development of $2,082 for Long Canyon in Nevada and $2,107 for Boddington in Australia.
[3]	Includes write-downs of property plant and mine development of $2,080 for the Hope Bay project.
[4]	Attributable to Newmont stockholders.
[5]	Refer to Note 4 for information on the segment reclassifications.
[6]	Refer to Note 2 and Note 4 for information on the revision and segment reclassifications, respectively.